Fair Value Measurements on a Recurring Basis (Details) - Schedule of changes in fair value of warrant liability - USD ($)		1 Months Ended	3 Months Ended		10 Months Ended	12 Months Ended
		Mar. 31, 2021	Mar. 31, 2022		Dec. 31, 2021	Dec. 31, 2021
Private Placement [Member]
Fair Value Measurements on a Recurring Basis (Details) - Schedule of changes in fair value of warrant liability [Line Items]
Fair value as of beginning balance			$ 454,982	[1]
Fair value					$ 217,437	217,437
Change in valuation inputs or other assumptions	[2]	$ 4,533	146,143			237,545
Fair value as of ending balance	[1]				454,982	454,982
Public [Member]
Fair Value Measurements on a Recurring Basis (Details) - Schedule of changes in fair value of warrant liability [Line Items]
Fair value as of beginning balance			19,499,250	[1]
Fair value					9,318,750	9,318,750
Change in valuation inputs or other assumptions	[2]	194,250	6,263,250			10,180,500
Fair value as of ending balance	[1]				19,499,250	19,499,250
Warrant Liability [Member]
Fair Value Measurements on a Recurring Basis (Details) - Schedule of changes in fair value of warrant liability [Line Items]
Fair value as of beginning balance			19,954,232	[1]
Fair value					9,536,187	9,536,187
Change in valuation inputs or other assumptions	[2]	198,783	6,409,393			10,418,045
Fair value as of ending balance	[1]				19,954,232	19,954,232
FPS Liability [Member]
Fair Value Measurements on a Recurring Basis (Details) - Schedule of changes in fair value of warrant liability [Line Items]
Fair value as of beginning balance		3,859,558	4,452,968		3,859,558
Change in valuation inputs or other assumptions	[3]	$ (1,070,164)	$ 3,038,232		593,410
Fair value as of ending balance					$ 4,452,968	$ 4,452,968

[1]	Due to the use of quoted prices in an active market (Level 1) and the use of observable inputs for similar assets or liabilities (Level 2) for Public Warrants and Private Placement Warrants, respectively, subsequent to initial measurement, the Company had transfers out of Level 3 totalling $7.3 million during the year ended December 31, 2021.
[2]	Changes in valuation inputs or other assumptions are recognized in Change in fair value of warrant liability in the consolidated statement of operations.
[3]	Changes in valuation inputs or other assumptions are recognized in Change in fair value of FPS liability in the consolidated statement of operations.